Real Estate Activity Schedule of Business Acquisitions (Details) (USD $)						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2012 Multifamily	Dec. 31, 2012 Multifamily Colonial Reserve at Las Colinas (Dallas, TX) apartmentunits	Dec. 31, 2012 Multifamily Colonial Grand at Canyon Ranch ( Austin, TX) apartmentunits	Dec. 31, 2012 Multifamily Colonial Grand at Research Park (Raleigh, NC) apartmentunits		Dec. 31, 2012 Multifamily Colonial Grand at Fairview (Dallas, TX) apartmentunits	Dec. 31, 2012 Multifamily Colonial Grand at Brier Falls (Raleigh, NC) apartmentunits	Dec. 31, 2011 Multifamily Colonial Grand at Hebron (Dallas, TX) apartmentunits	Dec. 31, 2011 Multifamily Colonial Grand at Commerce Park (Charleston, SC) apartmentunits	Dec. 31, 2011 Multifamily Colonial Reserve at Medical District (Dallas, TX) apartmentunits	Dec. 31, 2011 Multifamily Colonial Village at Beaver Creek (Raleigh, NC) apartmentunits	Dec. 31, 2011 Multifamily Colonial Grand at Traditions (Gulf Shores, AL) apartmentunits		Dec. 31, 2011 Multifamily Colonial Grand at Palm Vista (Las Vegas, NV) apartmentunits	Dec. 31, 2011 Multifamily Colonial Grand at Cornelius (Charlotte, NC) apartmentunits	Dec. 31, 2011 Multifamily Colonial Grand at Wells Branch (Austin, TX) apartmentunits	Dec. 31, 2010 Multifamily Colonial Grand at Brier Creek (Raleigh, NC) apartmentunits	Dec. 31, 2010 Multifamily Colonial Grand at Riverchase Trails (Birmingham, AL) apartmentunits		Dec. 31, 2012 Multifamily Total acquired apartmentunits	Dec. 31, 2012 Multifamily Colonial Grand at Research Park	Sep. 30, 2012 Multifamily Colonial Grand at Research Park
Total units						306	272	370		256	350	312	312	278	316	324		341	236	336	364	345		4,718
Effective acquisition date						Nov. 20, 2012	Nov. 13, 2012	Oct. 01, 2012		May 30, 2012	Jan. 10, 2012	Nov. 08, 2011	Sep. 20, 2011	Sep. 01, 2011	Aug. 02, 2011	Jun. 17, 2011		Mar. 14, 2011	Feb. 28, 2011	Feb. 24, 2011	Oct. 22, 2010	Jun. 30, 2010
Purchase price					$ 477,500,000	$ 42,800,000	$ 24,500,000	$ 38,000,000	[1]	$ 29,800,000	$ 45,000,000	$ 34,100,000	$ 30,900,000	$ 33,000,000	$ 26,400,000	$ 17,600,000	[2]	$ 40,900,000	$ 23,600,000	$ 28,400,000	$ 37,900,000	$ 24,600,000	[3]
Equity method investment, ownership percentage																									0.00%	20.00%
Assets purchased:
Land, buildings and equipment	177,505,000	230,823,000	61,285,000
In-place lease intangibles	2,610,000	3,954,000	1,059,000
Total assets purchased	180,115,000	234,777,000	62,344,000
Notes and mortgages assumed	0	0	(19,300,000)	[4]
Total consideration	$ 180,115,000	$ 234,777,000	$ 43,044,000

[1]	Prior to the acquisition, the Company owned a 20% noncontrolling interest in the joint venture that owned the property. See Note 13 - "Investment in Partially-Owned Entities".
[2]	The Company acquired the property through foreclosure on August 1, 2011. For additional information regarding the status of ongoing litigation between the Company and its joint venture partner involving this property, see Note 20 - "Legal Proceedings".
[3]	The Company acquired ownership in this asset through a joint venture transaction. See Note 13 - "Investment in Partially-Owned Entities" for additional details regarding this transaction.
[4]	See Note 13 - "Investment in Partially-Owned Entities" regarding additional details for this transaction.